Advisors Capital Tactical Fixed Income Fund
	Schedule of Investments
	December 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Fixed Income
265,900	iShares 0-5 Year High Yield Corporate Bond ETF	$ 11,329,999
114,500	iShares 10+ Year Investment Grade Corporate Bond ETF	5,656,300
330,100	iShares 5-10 Year Investment Grade Corporate Bond ETF	17,003,451
304,200	iShares Broad USD Investment Grade Corporate Bond ETF	15,295,176
448,900	SPDR® Bloomberg Short Term High Yield Bond ETF	11,334,725
141,200	Vanguard Intermediate-Term Corporate Bond ETF	11,334,124
		71,953,775	63.62%

Target Maturity Fixed Income
373,100	iShares iBonds Dec 2029 Term Corporate ETF	8,506,680
265,600	iShares iBonds Dec 2030 Term Corporate ETF	5,673,216
696,300	iShares iBonds Dec 2031 Term Corporate ETF	14,169,705
		28,349,601	25.07%

US Fund Preferred Stock
468,200	Invesco Variable Rate US Preferred Stock ETF	11,325,758	10.02%
Total for Exchange Traded Funds (Cost - $110,693,593)		111,629,134	98.71%

MONEY MARKET FUNDS
1,691,303	Goldman Sachs FS Government Fund Institutional -
	Class 4.36% *	1,691,303	1.50%
	(Cost - $1,691,303)

	Total Investments	113,320,437	100.21%
	(Cost - $112,384,896)

	Liabilities in Excess of Other Assets	(234,001)	-0.21%

	Net Assets	$ 113,086,436	100.00%

* The Yield shown represents the 7-day yield at December 31, 2024.